UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

________________ to ________________

Date of Report (Date of earliest event reported ________________________________

Commission File Number of securitizer: ________________________________

Central Index Key Number of securitizer ________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [   ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [[   ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [   ]

  X   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001859674 (PMIT Residential Funding VIII LLC)

BRAVO Residential Funding Trust 2021-HE2
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _______

Central Index Key Number of underwriter (if applicable): _______

Kenton T. Smith, Director, 949-720-6652
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.        Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1 and 99.2 for the related information.

Item 3.        Exhibits

99.1	Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1—Narrative
Schedule 2—Compliance Report
Schedule 3—Payment History Report
Schedule 4—Payment History Report – Pool A
Schedule 5—Payment History Report – Pool B
Schedule 6—Data Integrity Report
Schedule 7—Servicing Comments Report

99.2	Disclosures required by Rule 15Ga-2 for Solidifi Title & Closing Ltd.

Schedule 1—Narrative
Schedule 2—Title Lien and DQ Tax Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: May 5, 2021

PMIT Residential Funding VIII LLC (Securitizer)

By:	/s/ Kenton T. Smith
Name: Kenton T. Smith
Title: Authorized Person

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1—Narrative
Schedule 2—Compliance Report
Schedule 3—Payment History Report
Schedule 4—Payment History Report – Pool A
Schedule 5—Payment History Report – Pool B
Schedule 6—Data Integrity Report
Schedule 7—Servicing Comments Report

99.2	Disclosures required by Rule 15Ga-2 for Solidifi Title & Closing Ltd.

Schedule 1—Narrative
Schedule 2—Title Lien and DQ Tax Report